Revenue Revenue - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel contract	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 182,304	$ 175,915	$ 617,082	$ 516,039
Number Of Vessels | vessel			3		8
Operating leases, future minimum payments receivable	6,300		$ 6,300		$ 6,300
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,909	$ 12,326	$ 6,775	$ 51,820
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel			1		2